UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.8%
Alabama 4.0%
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	392,942	393,413
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants Prerefunded:
5.0%, 2/1/2041 (a)	8,000,000	8,628,640
Series A, 5.75%, 2/1/2038 (a)	5,000,000	5,145,850

		14,167,903
Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	5,000,000	4,990,700

Arizona 3.0%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,069,340
Series A, 5.0%, 1/1/2020	2,435,000	2,503,959
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (a)	340,000	354,035
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	80,000	81,929
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	1,645,000	1,455,002
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,632,213
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	420,000	420,361

		10,516,839
Arkansas 1.2%
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	285,000	269,453
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	30,000	24,474
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (a)	3,900,000	3,908,229
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	5,120	5,230

		4,207,386
California 3.2%
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	755,000	772,320
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	254,170
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013	435,000	436,936
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	10,000	10,148
Northern California, Gas Authority Project No. 1 Revenue, 1.758% *, 7/1/2019	8,000,000	6,320,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	160,000	158,502
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	785,000	801,517
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,564,075

		11,317,668
Colorado 2.1%
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project, AMT:
144A, 5.6%, 12/1/2012, US Bank NA (b)	245,000	245,399
144A, 5.8%, 12/1/2017, US Bank NA (b)	355,000	355,209
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,241
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, 5.0%, 12/1/2031, BNP Paribas (b)	1,750,000	1,796,760
Colorado, Health Facilities Authority Revenue, Catholic Health, Series C-6, 3.95%, 9/1/2036	1,610,000	1,634,005
Colorado, Housing & Finance Authority, Multi-Family Housing Program, Series C, AMT, 3.95%, 10/1/2008	765,000	766,867
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	50,000	51,637
Colorado, Single Family Housing Revenue, Housing & Finance Authority:
AMT, 5.0%, 5/1/2032 (a)	1,035,000	1,054,272
Series A-2, AMT, 7.25%, 5/1/2027	60,000	60,997
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	350,000	351,830
Pueblo County, CO, Certificates of Participation, ETM, 6.25%, 12/1/2010	705,000	734,843

		7,417,060
Connecticut 1.4%
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, AMT, 4.75%, 12/1/2028	5,125,000	5,129,561

District of Columbia 0.1%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	30,000	30,185
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	460,000	474,784

		504,969
Florida 4.7%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	127,000	133,602
Broward County, FL, Airport Systems Revenue, AMT, Series E, 5.25%, 10/1/2012 (a)	6,000,000	6,066,960
Florida, Citizens Property Insurance Corp., High Risk Account, Series A, 5.0%, 3/1/2009 (a)	3,000,000	3,031,410
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,261,627
Miami-Dade County, FL, School Board, Certificates of Participation, Series C, 4.0%, 10/1/2008 (a)	2,625,000	2,632,665
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,521,650

		16,647,914
Georgia 4.5%
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	90,000	93,539
Carroll County, GA, School District, Sales Tax, 5.0%, 4/1/2010	2,000,000	2,093,440
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,745,000	2,794,382
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Park Briarcliff Apartments, Series A, 4.55%, 12/1/2028	250,000	251,675
Decatur, GA, Industrial Development Revenue, Downtown Development Authority, 5.15%, 11/1/2008	765,000	770,929
Douglas County, GA, Housing Authority, Multi-Family Housing Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009	35,000	35,253
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2009	3,000,000	3,032,400
Series A, 5.0%, 3/15/2010	4,000,000	4,063,560
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co. Plant Scherer, First Series, 4.5%, 7/1/2025	2,640,000	2,639,208

		15,774,386
Hawaii 1.5%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2012	4,000,000	4,287,440
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	1,075,000	1,095,790

		5,383,230

Idaho 0.4%
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014	20,000	20,247
Series E, 5.95%, 7/1/2020	60,000	61,631
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	215,000	205,052
5.15%, 7/1/2023	510,000	489,462
5.4%, 7/1/2021	120,000	119,552
5.95%, 7/1/2019	460,000	474,665
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Series H-2:
5.1%, 7/1/2020	105,000	106,929
5.85%, 1/1/2014	100,000	102,594

		1,580,132

Illinois 6.8%
Chicago, IL, O'Hare International Airport Revenue, Series A, 5.0%, 1/1/2015 (a)	4,500,000	4,788,990
Chicago, IL, Single Family Mortgage Revenue, AMT, 6.3%, 9/1/2029	215,000	225,619
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,145,000	1,192,323
Huntley, IL, Sales & Special Tax Revenue, Prerefunded, 7.75%, 3/1/2029	4,588,000	4,836,165
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	1,000,000	1,017,030
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008 (a)	445,000	444,346
Lake County, IL, Forest Preserve District, Series A, 2.365% *, 12/15/2020	5,000,000	4,350,000
McCook, IL, Hospital & Healthcare Revenue, British Home Project, 4.25%, 12/1/2014, LaSalle Bank NA (b) (c)	755,000	756,163
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded, 6.375%, 12/1/2016 (a)	4,820,000	5,369,094
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	1,035,000	1,023,573

		24,003,303
Indiana 4.0%
Indiana, Bond Bank Revenue, State Revolving Fund, Series B, Prerefunded, 5.25%, 8/1/2019	4,000,000	4,270,200
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,984,615
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, 11/1/2027	1,000,000	1,040,180
Indiana, Transportation Finance Authority, Highway Revenue, Series A, Prerefunded, 5.25%, 6/1/2016 (a)	5,000,000	5,481,700
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	335,000	355,894
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009	15,000	15,379

		14,147,968
Kansas 0.4%
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Revenue, Series B-4, AMT, 4.25%, 6/1/2023	855,000	844,945
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	685,000	683,836

		1,528,781
Kentucky 1.0%
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, 5/1/2034	1,000,000	1,005,120
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	2,465,000	2,465,641
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	10,000	10,132

		3,480,893
Louisiana 0.2%
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	45,000	47,251
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (a)	530,000	533,726

		580,977
Maine 0.3%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	1,005,000	986,950
Maryland 3.7%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,970,000	1,982,628
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,453,700
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,366,150
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	265,000	267,411
Series A, AMT, 5.6%, 12/1/2034	70,000	71,286
Series A, AMT, 7.0%, 8/1/2033	70,000	71,987

Series A, AMT, 7.4%, 8/1/2032	35,000	35,667

		13,248,829
Massachusetts 0.7%
Massachusetts, Bay Transportation Authority Revenue, Series A, Prerefunded, 5.25%, 7/1/2030	2,170,000	2,292,453
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (a)	25,000	25,163

		2,317,616
Michigan 1.2%
Detroit, MI, Sewer Disposal Revenue, Series D, 2.47% *, 7/1/2032 (a)	4,105,000	3,284,000
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	150,000	161,520
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (b)	800,000	792,640

		4,238,160
Minnesota 0.5%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	650,000	627,120
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,160,000	1,195,890

		1,823,010
Mississippi 0.3%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional Health Center, Series A, 5.0%, 10/1/2008	420,000	420,975
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	630,000	654,072

		1,075,047
Missouri 3.6%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (a)	135,000	138,129
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	430,000	457,047
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, Prerefunded, 5.75%, 2/1/2012	100,000	106,296
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 3.95% , 10/1/2035, JPMorgan Chase Bank (b)	2,000,000	2,022,360
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (b)	685,000	686,240
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	105,000	109,698
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	130,000	133,840
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,163
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage, Series C, AMT, 7.25%, 9/1/2026	35,000	35,635
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded, 5.0%, 2/1/2014	5,000,000	5,353,600
Missouri, State Housing Development, Commission Single Family Mortgage Revenue, Homeownership Loan Program, Series C, AMT, 5.6%, 9/1/2035	2,285,000	2,304,514
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (b)	1,480,000	1,486,497

		12,849,019
Nebraska 1.0%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank NA (b)	215,000	216,071
5.25%, 3/15/2014, US Bank NA (b)	1,610,000	1,611,014
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project, AMT:
4.7%, 12/1/2008, US Bank NA (b)	190,000	190,653
5.0%, 12/1/2010, US Bank NA (b)	45,000	45,098
5.0%, 12/1/2011, US Bank NA (b)	180,000	179,361

5.1%, 12/1/2012, US Bank NA (b)	135,000	135,070
5.2%, 12/1/2013, US Bank NA (b)	195,000	195,090
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (a)	955,000	965,629

		3,537,986
Nevada 0.5%
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030	80,000	80,407
Series B-1, 5.25%, 10/1/2017	365,000	368,548
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,347
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	200,000	201,846
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,056,910

		1,738,058
New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018, Landesbank Hessen-Thuringen (b)	15,000	15,442
New Jersey 6.1%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT, 5.0%, 11/1/2010	215,000	215,873
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	130,000	130,077
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	914,441	914,560
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, 5.0%, 3/1/2012	2,375,000	2,514,460
Series J-4, 5.0%, 9/1/2029 (a)	5,000,000	5,311,300
New Jersey, State Transportation Trust Fund Authority:
Series C, ETM, 5.0%, 6/15/2011	5,000,000	5,324,200
Series A, Prerefunded, 6.125%, 6/15/2015	6,650,000	7,122,948

		21,533,418
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Second Mortgage Program, AMT, 144A, 6.5%, 1/1/2018	140,100	142,232
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%, 3/1/2010	210,000	210,000

		352,232
New York 5.6%
New York, Tobacco Settlement Financing Corp.:
Series B, 5.0%, 6/1/2011	4,500,000	4,730,535
Series C-1, 5.25%, 6/1/2013	14,595,000	14,617,914
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	635,012

		19,983,461
North Carolina 1.6%
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	3,100,000	3,120,522
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,646,025

		5,766,547
Ohio 3.3%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, 4.75%, 9/20/2011	140,000	145,229
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-1, 5.0%, 6/1/2015	4,500,000	4,370,445
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, AMT, 5.65%, 4/20/2013	210,000	217,904
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (b)	465,000	465,288
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	45,707

Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, 10/1/2041	1,135,000	1,162,285
Ohio, American Municipal Power, Inc., Electricity Purchase Revenue, Series A, 5.0%, 2/1/2011	5,000,000	5,056,850
Ohio, Housing Finance Agency, Single Family Mortgage Revenue, Series A, 5.75%, 4/1/2016 (a)	35,000	35,048
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (a)	65,000	66,041

		11,564,797
Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	35,000	28,112
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, 5.2%, 12/1/2013	410,000	420,225

		448,337
Pennsylvania 5.7%
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	30,000	30,984
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	1,055,000	1,050,368
Delaware County, PA, College Revenue Authority, Eastern College, Series B, 4.95%, 10/1/2008	345,000	345,669
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,788,567
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	1,090,000	1,102,143
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, ETM, 5.0%, 11/1/2008	30,000	30,238
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	2,125,000	2,119,517
Pennsylvania, State General Obligation:
Third Series, 5.0%, 9/1/2013 (a)	5,000,000	5,433,700
First Series, 5.0%, 1/1/2014 (a)	5,000,000	5,346,550
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011 (c)	600,535	610,378
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	220,000	215,785
Series C, 4.7%, 7/1/2013	210,000	205,976
Series E, 4.7%, 7/1/2013	245,000	240,306
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	920,000	912,217
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, PNC Bank NA (b)	285,000	287,779
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	305,000	305,644

		20,025,821
Puerto Rico 4.1%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2008	10,000,000	10,073,200
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.0%, 7/1/2011	930,000	957,137
Puerto Rico, Municipal Finance Agency, Series A, 5.0%, 8/1/2009	3,500,000	3,568,110

		14,598,447
South Carolina 1.1%
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014 (a)	3,500,000	3,763,375
South Dakota 0.2%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	810,000	820,911
Tennessee 2.3%
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	75,000	75,026
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.0%, 9/1/2009	5,000,000	5,062,050
Tennessee, Housing Development Agency, Homeownership Program, AMT, Series 2006-3, 5.75%, 7/1/2037	2,805,000	2,846,682

		7,983,758

Texas 7.2%
Bexar County, TX, Single Family Housing Revenue, Single Family Mortgage, Series C, 5.5%, 3/1/2019 (c)	512,187	519,890
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (a)	210,000	214,859
Harris County, TX, Hospital District Mortgage Revenue, 7.4%, 2/15/2010 (a)	1,100,000	1,148,356
Houston, TX, Utility System Revenue, Series C-2B, 5.0%, 5/15/2034	1,630,000	1,699,422
North Texas, Tollway Authority Revenue:
4.125%, 11/19/2008	2,100,000	2,101,827
Series G, 5.0%, 1/1/2038	2,860,000	2,895,950
Series E-2, 5.25%, 1/1/2038	5,000,000	5,110,200
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	680,000	658,764
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	645,000	646,361
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	105,000	108,161
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 2.56% *, 9/15/2017	7,000,000	6,641,250
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008	500,000	501,890
Wichita Falls, TX, Water & Sewer Revenue, Prerefunded, 5.375%, 8/1/2024 (a)	3,000,000	3,227,250

		25,474,180
Utah 1.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	245,000	257,348
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012	5,000	5,094
Series A-2, Class III, AMT, 5.2%, 7/1/2011	20,000	20,387
Series B-2, Class III, AMT, 5.25%, 7/1/2011	20,000	20,397
Series A-2, Class II, AMT, 5.4%, 7/1/2016	50,000	51,064
Series C, Class III, AMT, 6.25%, 7/1/2014	115,000	118,464
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	815,000	810,248
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	1,680,000	1,712,290
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	1,140,000	1,144,127

		4,139,419
Vermont 0.4%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	1,415,000	1,400,935
Virginia 0.1%
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,496
Washington 1.1%
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,845,065
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (b)	60,000	60,429

		3,905,494
Wisconsin 3.9%
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	3,150,000	3,137,085
Wisconsin, State General Obligation, Series A, Prerefunded, 5.75%, 5/1/2020 (d)	10,000,000	10,603,100

		13,740,185

Total Municipal Bonds and Notes (Cost $341,073,931)		338,987,600
Open End Investment Company 2.2%
BlackRock Liquidity Funds MuniCash Portfolio, 2.2% ** (Cost $7,687,714)	7,687,714	7,687,714

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $348,761,645) †			98.0	346,675,314
Other Assets and Liabilities, Net			2.0	7,151,017

Net Assets			100.0	353,826,331
*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

**			Current yield; not a coupon rate.
†

The cost for federal income tax purposes was $348,767,128. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $2,091,814. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,692,952 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,784,766.

(a)			Bond is insured by one of these companies:
Insurance Companies		As a % of Total Investment Portfolio
American Capital Access		1.2
AMBAC Financial Group, Inc.		3.2
Financial Guaranty Insurance Company		5.8
Financial Security Assurance, Inc.		10.6
MBIA Corp.		7.4
Radian Asset Assurance, Inc.		0.1

(b)			Security incorporates a letter of credit from a major bank.
(c)			Taxable issue
(d)			At July 31, 2008, this security has been pledged, in whole or in part, as collateral for open interest rate swaps

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At July 31, 2008, open interest rate swaps contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

11/7/2008 11/7/2015	14,375,000[1]	Fixed — 3.219%	Floating — BMA	48,452
2/19/2009 2/19/2020	16,200,000[1]	Fixed — 3.721%	Floating — BMA	(174,800)
Total net unrealized depreciation				(126,348)

Counterparty:

[1]	Citigroup Global Markets, Inc.

BMA: Represents the Bond Market Association

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008